Average Annual Total Returns	Prospectus #1 Eaton Vance Total Return Bond Fund Bloomberg U.S. Aggregate Bond Index One Year	Prospectus #1 Eaton Vance Total Return Bond Fund Bloomberg U.S. Aggregate Bond Index Five Years	Prospectus #1 Eaton Vance Total Return Bond Fund Bloomberg U.S. Aggregate Bond Index Ten Years	Prospectus #1 Eaton Vance Total Return Bond Fund Class A One Year	Prospectus #1 Eaton Vance Total Return Bond Fund Class A Five Years	Prospectus #1 Eaton Vance Total Return Bond Fund Class A Ten Years	Prospectus #1 Eaton Vance Total Return Bond Fund Class A After Taxes on Distributions One Year	Prospectus #1 Eaton Vance Total Return Bond Fund Class A After Taxes on Distributions Five Years	Prospectus #1 Eaton Vance Total Return Bond Fund Class A After Taxes on Distributions Ten Years	Prospectus #1 Eaton Vance Total Return Bond Fund Class A After Taxes on Distributions and Sales One Year	Prospectus #1 Eaton Vance Total Return Bond Fund Class A After Taxes on Distributions and Sales Five Years	Prospectus #1 Eaton Vance Total Return Bond Fund Class A After Taxes on Distributions and Sales Ten Years	Prospectus #1 Eaton Vance Total Return Bond Fund Class C One Year	Prospectus #1 Eaton Vance Total Return Bond Fund Class C Five Years	Prospectus #1 Eaton Vance Total Return Bond Fund Class C Ten Years	Prospectus #1 Eaton Vance Total Return Bond Fund Class I One Year	Prospectus #1 Eaton Vance Total Return Bond Fund Class I Five Years	Prospectus #1 Eaton Vance Total Return Bond Fund Class I Ten Years	Prospectus #2 Eaton Vance AMT-Free Municipal Income Fund Bloomberg Municipal Bond Index One Year	Prospectus #2 Eaton Vance AMT-Free Municipal Income Fund Bloomberg Municipal Bond Index Five Years	Prospectus #2 Eaton Vance AMT-Free Municipal Income Fund Bloomberg Municipal Bond Index Ten Years	Prospectus #2 Eaton Vance AMT-Free Municipal Income Fund Class A One Year	Prospectus #2 Eaton Vance AMT-Free Municipal Income Fund Class A Five Years	Prospectus #2 Eaton Vance AMT-Free Municipal Income Fund Class A Ten Years	Prospectus #2 Eaton Vance AMT-Free Municipal Income Fund Class A After Taxes on Distributions One Year	Prospectus #2 Eaton Vance AMT-Free Municipal Income Fund Class A After Taxes on Distributions Five Years	Prospectus #2 Eaton Vance AMT-Free Municipal Income Fund Class A After Taxes on Distributions Ten Years	Prospectus #2 Eaton Vance AMT-Free Municipal Income Fund Class A After Taxes on Distributions and Sales One Year	Prospectus #2 Eaton Vance AMT-Free Municipal Income Fund Class A After Taxes on Distributions and Sales Five Years	Prospectus #2 Eaton Vance AMT-Free Municipal Income Fund Class A After Taxes on Distributions and Sales Ten Years	Prospectus #2 Eaton Vance AMT-Free Municipal Income Fund Class C One Year	Prospectus #2 Eaton Vance AMT-Free Municipal Income Fund Class C Five Years	Prospectus #2 Eaton Vance AMT-Free Municipal Income Fund Class C Ten Years	Prospectus #2 Eaton Vance AMT-Free Municipal Income Fund Class I One Year	Prospectus #2 Eaton Vance AMT-Free Municipal Income Fund Class I Five Years	Prospectus #2 Eaton Vance AMT-Free Municipal Income Fund Class I Ten Years
Total	(13.01%)	0.02%	1.06%	(15.92%)	(0.05%)	1.63%	(17.13%)	(1.47%)	0.04%	(9.39%)	(0.71%)	0.50%	(14.51%)	0.14%	1.35%	(12.89%)	0.86%	2.21%	(8.53%)	1.25%	2.13%	(14.74%)	(0.16%)	1.41%	(14.74%)	(0.16%)	1.41%	(7.69%)	0.51%	1.83%	(13.51%)	(0.25%)	1.13%	(11.75%)	0.75%	1.99%